Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (8.1%)
	Alphabet Inc. Class A	9,600,840	3,005,063
	Alphabet Inc. Class C	2,739,558	859,673
*,1	Baidu Inc. ADR	6,549,961	855,818
	Walt Disney Co.	4,452,650	506,578
	Meta Platforms Inc. Class A	396,250	261,561
*	Netflix Inc.	2,308,970	216,489
	Universal Music Group NV	7,031,318	183,305
*	Spotify Technology SA	199,835	116,046
*	Live Nation Entertainment Inc.	458,580	65,348
	T-Mobile US Inc.	314,310	63,818
	Nintendo Co. Ltd.	17,100	1,154
			6,134,853
Consumer Discretionary (13.7%)
*	Tesla Inc.	4,442,070	1,997,688
*	Amazon.com Inc.	8,476,450	1,956,534
	Alibaba Group Holding Ltd. ADR	11,354,717	1,664,375
	Ross Stores Inc.	6,763,670	1,218,408
	TJX Cos. Inc.	5,984,000	919,202
	Sony Group Corp. ADR	35,898,987	919,014
*,2	Mattel Inc.	21,251,718	421,634
	Royal Caribbean Cruises Ltd.	1,332,200	371,577
*	Flutter Entertainment plc	1,076,375	231,464
[1]	Whirlpool Corp.	2,586,832	186,614
*	Burlington Stores Inc.	385,400	111,323
	eBay Inc.	1,039,600	90,549
	NIKE Inc. Class B	1,045,900	66,634
*	Carnival Corp.	1,922,565	58,715
*	Viking Holdings Ltd.	727,573	51,956
	Marriott International Inc. Class A	97,000	30,093
	Newell Brands Inc.	3,700,000	13,764
*	Ulta Beauty Inc.	21,000	12,705
	Bath & Body Works Inc.	288,200	5,787
	Dick's Sporting Goods Inc.	21,000	4,157
			10,332,193
Consumer Staples (1.1%)
*	Dollar Tree Inc.	2,350,900	289,184
*	US Foods Holding Corp.	2,718,700	204,772
	Sysco Corp.	2,559,133	188,583
	Philip Morris International Inc.	594,400	95,342
	Walmart Inc.	88,600	9,871
	Altria Group Inc.	166,000	9,572
	Tyson Foods Inc. Class A	128,000	7,503
	Coca-Cola Co.	30,700	2,146
			806,973
Energy (1.2%)
	ConocoPhillips	6,770,574	633,794
	Chevron Corp.	1,345,317	205,040
	EOG Resources Inc.	746,900	78,432
*	Transocean Ltd. (XNYS)	3,941,680	16,279
	Exxon Mobil Corp.	53,035	6,382
	SLB Ltd.	131,400	5,043
			944,970
Financials (8.0%)
	Charles Schwab Corp.	15,246,248	1,523,253
	Visa Inc. Class A	2,529,000	886,946
	JPMorgan Chase & Co.	2,423,100	780,771
	Raymond James Financial Inc.	4,003,069	642,853
	Wells Fargo & Co.	5,535,687	515,926

		Shares	Market Value ($000)
	Northern Trust Corp.	2,047,000	279,600
	PayPal Holdings Inc.	4,560,000	266,213
	Mastercard Inc. Class A	383,300	218,818
	CME Group Inc.	793,868	216,789
	Citigroup Inc.	1,643,200	191,745
	Bank of New York Mellon Corp.	1,464,500	170,014
	Progressive Corp.	613,440	139,693
	Marsh & McLennan Cos. Inc.	502,000	93,131
	Bank of America Corp.	1,459,932	80,296
	Fidelity National Information Services Inc.	611,500	40,640
*,1	Sony Financial Group Inc. ADR	5,689,340	29,755
			6,076,443
Health Care (25.6%)
	Eli Lilly & Co.	5,461,428	5,869,287
	AstraZeneca plc ADR	24,423,748	2,245,275
*	Boston Scientific Corp.	20,642,589	1,968,271
	Amgen Inc.	5,536,326	1,812,095
*,2	Biogen Inc.	8,359,880	1,471,255
	GSK plc ADR	18,142,650	889,716
	Bristol-Myers Squibb Co.	14,234,460	767,807
	Thermo Fisher Scientific Inc.	1,265,269	733,160
	Novartis AG ADR	5,206,975	717,886
*	BeOne Medicines Ltd. ADR	2,320,922	705,119
*	Elanco Animal Health Inc. (XNYS)	17,863,839	404,259
*	BioMarin Pharmaceutical Inc.	5,294,250	314,637
	Roche Holding AG	656,905	271,282
	Danaher Corp.	1,146,814	262,529
	Zimmer Biomet Holdings Inc.	1,804,480	162,259
*	Edwards Lifesciences Corp.	1,715,279	146,227
	Stryker Corp.	410,852	144,402
	CVS Health Corp.	1,721,250	136,598
	Agilent Technologies Inc.	662,096	90,091
	Abbott Laboratories	583,670	73,128
	Alcon AG	882,283	69,533
*	IQVIA Holdings Inc.	268,923	60,618
	UnitedHealth Group Inc.	129,083	42,612
[3]	Siemens Healthineers AG	720,800	37,783
	Sandoz Group AG	106,200	7,711
*	Waters Corp.	1,307	496
			19,404,036
Industrials (12.9%)
	Siemens AG (Registered)	5,697,975	1,595,868
	FedEx Corp.	5,497,458	1,587,996
	Southwest Airlines Co.	25,252,878	1,043,701
*	United Airlines Holdings Inc.	8,907,403	996,026
	Delta Air Lines Inc.	9,467,920	657,074
	Caterpillar Inc.	741,620	424,852
	Airbus SE	1,620,011	376,205
*	American Airlines Group Inc.	21,371,813	327,630
	TransDigm Group Inc.	241,750	321,491
	Booz Allen Hamilton Holding Corp.	3,407,002	287,415
	IDEX Corp.	1,383,711	246,217
	Norfolk Southern Corp.	811,851	234,398
	Union Pacific Corp.	882,600	204,163
	Otis Worldwide Corp.	1,811,000	158,191
*	Alaska Air Group Inc.	2,891,480	145,441
	United Parcel Service Inc. Class B (XNYS)	1,444,970	143,327
	Carrier Global Corp.	2,261,039	119,473
	AMETEK Inc.	539,997	110,867
	General Dynamics Corp.	302,840	101,954
	JB Hunt Transport Services Inc.	411,200	79,913
	Honeywell International Inc.	397,300	77,509
	CSX Corp.	1,943,800	70,463
	Textron Inc.	800,000	69,736
	RTX Corp.	370,600	67,968
	WillScot Holdings Corp.	3,554,500	66,931
	Rockwell Automation Inc.	163,610	63,656
	nVent Electric plc	573,850	58,515
	Ryanair Holdings plc ADR	602,522	43,496

		Shares	Market Value ($000)
*	Lyft Inc. Class A	1,855,000	35,931
	Deere & Co.	62,220	28,968
*	Uber Technologies Inc.	113,000	9,233
			9,754,608
Information Technology (27.2%)
	Micron Technology Inc.	14,629,048	4,175,277
	KLA Corp.	1,744,990	2,120,302
	Microsoft Corp.	4,352,480	2,104,946
	NVIDIA Corp.	11,275,060	2,102,799
*	Intel Corp.	47,064,718	1,736,688
	Texas Instruments Inc.	6,807,512	1,181,035
*	Adobe Inc.	2,557,757	895,189
	Oracle Corp.	4,309,860	840,035
	Analog Devices Inc.	2,244,710	608,765
	NetApp Inc.	5,242,031	561,369
	Intuit Inc.	731,500	484,560
	Apple Inc.	1,389,200	377,668
	Cisco Systems Inc.	3,833,379	295,285
*	Fair Isaac Corp.	152,174	257,268
	Hewlett Packard Enterprise Co.	10,360,188	248,852
	HP Inc.	10,933,356	243,595
*	Synopsys Inc.	517,200	242,939
	Infineon Technologies AG	4,776,490	208,403
	QUALCOMM Inc.	1,197,656	204,859
[1]	Telefonaktiebolaget LM Ericsson ADR	18,476,769	178,301
	Marvell Technology Inc.	2,009,939	170,805
	Entegris Inc.	1,822,991	153,587
	Corning Inc.	1,555,400	136,191
	Broadcom Inc.	376,918	130,451
*	Autodesk Inc.	414,200	122,607
*	Palo Alto Networks Inc.	602,290	110,942
	Applied Materials Inc.	421,496	108,320
*	Advanced Micro Devices Inc.	498,175	106,689
	Jabil Inc.	427,500	97,479
	Western Digital Corp.	475,000	81,828
*	Okta Inc.	796,701	68,891
	Qnity Electronics Inc.	711,658	58,107
*	Keysight Technologies Inc.	177,900	36,148
	Dell Technologies Inc. Class C	271,270	34,148
	Salesforce Inc.	120,000	31,789
*	Gartner Inc.	91,500	23,084
	Teradyne Inc.	49,500	9,581
	SAP SE ADR	11,000	2,672
*	Arista Networks Inc.	16,000	2,097
			20,553,551
Materials (1.2%)
	Linde plc	682,200	290,883
	Albemarle Corp.	1,668,694	236,020
*	Glencore plc	36,461,536	199,323
	Dow Inc.	3,605,929	84,307
	Corteva Inc.	871,250	58,400
	DuPont de Nemours Inc.	1,428,016	57,406
	Freeport-McMoRan Inc.	100,000	5,079
*	Solstice Advanced Materials Inc.	99,325	4,825
			936,243
Real Estate (0.1%)
	Welltower Inc.	289,481	53,731
Total Common Stocks (Cost $24,858,146)			74,997,601

		Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.780% (Cost $1,071,600)	10,717,619	1,071,762
Total Investments (100.5%) (Cost $25,929,746)			76,069,363
Other Assets and Liabilities—Net (-0.5%)			(371,015)
Net Assets (100%)			75,698,348
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $101,338.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $37,783, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $104,558 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,116,567	2,881,034	—	74,997,601
Temporary Cash Investments	1,071,762	—	—	1,071,762
Total	73,188,329	2,881,034	—	76,069,363

D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Biogen Inc.	1,184,066	—	14,057	10,845	290,401	—	—	1,471,255
Mattel Inc.	372,767	—	16,696	(1,735)	67,298	—	—	421,634
Vanguard Market Liquidity Fund	1,019,452	NA1	NA1	122	(127)	9,369	—	1,071,762
Total	2,576,285	—	30,753	9,232	357,572	9,369	—	2,964,651
1	Not applicable—purchases and sales are for temporary cash investment purposes.